Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2024
Significant Accounting Policies [Abstarct]
Schedule of Operating Lease Income from Fixed Payments and Variable Lease Income	Operating lease income from fixed payments and variable lease income for the six months ended June 30, 2023 and 2024 were as follows:
	For the six months ended June 30,
	2023	2024
	RMB	RMB
	(Unaudited)	(Unaudited)
Operating lease income from fixed payments	70,793	39,418
Variable operating lease income	—	—
Total	70,793	39,418

Schedule of Lease Payments Receivable	Lease payments receivable for the following five years as of June 30, 2024 were as follows:
RMB
(Unaudited)
For the six months period ending December 31,
2024	35,042
For the year ending December 31,
2025	45,603
2026	20,056
2027	8,236
2028	7,886
Thereafter	66,845
Total	183,668